SHAREHOLDERS' EQUITY (Schedule of Composition Non-Controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance	$ 16,289
Forfeiture of non-controlling interests regarding share-based compensation	0	$ 0		$ 0
Increase (decrease) through share-based payment transactions, equity	292	1,795		1,877
Exercise of subsidiary options	0
Income (loss) attributed to non-controlling interests	658	(1,569)	[1]	(2,075)	[1]
Balance	12,057	16,289
Non-controlling Interests
Disclosure of classes of share capital [line items]
Balance	16,289	16,632
Forfeiture of non-controlling interests regarding share-based compensation	(4,742)	(206)
Increase (decrease) through share-based payment transactions, equity	(86)	1,432
Exercise of subsidiary options	(62)	0
Income (loss) attributed to non-controlling interests	658	(1,569)
Balance	$ 12,057	$ 16,289		$ 16,632

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.